Debt - Additional Information (Detail)				1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 20, 2017 USD ($)	Oct. 05, 2016 USD ($)	Jun. 03, 2013 USD ($)	Nov. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Feb. 19, 2013 USD ($) tranche	Nov. 30, 2012 USD ($)
Debt Instrument [Line Items]
Long-term debt, non current					$ 2,768,877,000	$ 2,648,659,000	$ 2,768,877,000
Payments on long-term debt						110,832,000	581,083,000	$ 41,833,000
Gain on debt extinguishment						36,233,000
Long-term debt					$ 2,845,670,000	3,145,449,000	$ 2,845,670,000
Remaining borrowing capacity	$ 0
2017 Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate											7.25%
Debt repurchase face amount						60,600,000
Debt purchase price						23,600,000
Gain on debt extinguishment						36,200,000
Long-term debt face amount											$ 500,000,000
Senior Secured Credit Facility
Debt Instrument [Line Items]
Long-term debt, non current	669,700,000
Payments on long-term debt	76,000,000
Long-term debt									$ 985,000,000
Remaining borrowing capacity	0					$ 0
Number of tranches of term loan | tranche										2
Number of sub-tranches | tranche										2
Consolidated tangible net worth required				$ 1,000,000,000
Maximum leverage ratio at December 31, 2015				4.75%
Maximum leverage ratio from July 1, 2016 through December 31, 2017				6.00%
Maximum leverage ratio after December 31, 2017				4.00%
Minimum liquidity required				$ 50,000,000
Minimum required net debt to applicable rig for compliance through June 30, 2016				425,000,000
Minimum required net debt to applicable rig for compliance through during the period from October 1, 2017 through December 31, 2017				$ 360,000,000
Minimum required net debt to applicable rig for compliance through during the period from January 20, 2017 through June 30, 2017	400,000,000
Collateral used to repay debt	31,700,000
Minimum collateral value to loan amount percentage						125.00%
Quarterly amortization payments						$ 39,900,000
Senior Secured Credit Facility | Restricted Cash
Debt Instrument [Line Items]
Debt instrument cash collateral						$ 31,700,000
Senior Secured Credit Facility | Maximum
Debt Instrument [Line Items]
Debt to capitalization ratio						6.00%
Senior Secured Credit Facility Commercial Tranche
Debt Instrument [Line Items]
Long-term debt										$ 492,500,000
Senior Secured Credit Facility Commercial Tranche | LIBOR
Debt Instrument [Line Items]
Applicable margin rate				3.75%
Senior Secured Credit Facility GIEK Tranche
Debt Instrument [Line Items]
Long-term debt									$ 492,500,000
Senior Secured Credit Facility GIEK Tranche, EKN Sub-Tranche
Debt Instrument [Line Items]
Debt instrument, interest rate				2.37%
Long-term debt										246,300,000
Guarantee fee rate					2.00%
Senior Secured Credit Facility GIEK Tranche, EKN Sub-Tranche | LIBOR
Debt Instrument [Line Items]
Applicable margin rate				1.50%
Senior Secured Credit Facility GIEK Tranche, Bank Sub-Tranche
Debt Instrument [Line Items]
Long-term debt										$ 246,300,000
Guarantee fee rate						2.00%
Senior Secured Credit Facility GIEK Tranche, Bank Sub-Tranche | LIBOR
Debt Instrument [Line Items]
Applicable margin rate				1.50%
2020 Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate			5.375%
Long-term debt face amount			$ 750,000,000
Additional notes to be issued provided compliance with covenants			100,000,000
2020 Senior Secured Notes | Beginning June 1, 2016
Debt Instrument [Line Items]
Percentage of par value to exercise an early repayment of senior unsecured debt						104.031%
2018 Senior Secured Term Loan B
Debt Instrument [Line Items]
Long-term debt face amount			750,000,000
Additional notes to be issued provided compliance with covenants			$ 1,700,000,000
Debt payment frequency			Quarterly
Quarterly amortization payments			$ 1,900,000
2018 Senior Secured Term Loan B | LIBOR
Debt Instrument [Line Items]
Applicable margin rate			3.50%
LIBOR floor			1.00%
2018 Senior Secured Term Loan B | Federal Funds Rate
Debt Instrument [Line Items]
Applicable margin rate			0.50%
2018 Senior Secured Term Loan B | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate			2.50%
Variable rate percentage added to margin			1.00%
2013 Revolving Credit Facility
Debt Instrument [Line Items]
Payments on long-term debt	25,000,000
Proceeds from credit facility		$ 215,000,000
Line of credit outstanding balance	475,000,000
Remaining borrowing capacity	0
Maximum leverage ratio at December 31, 2015							4.75%
Maximum leverage ratio from July 1, 2016 through December 31, 2017						6.00%
Maximum leverage ratio after December 31, 2017						4.25%
Minimum liquidity required				$ 100,000,000
Minimum required net debt to applicable rig for compliance through June 30, 2016						$ 425,000,000
Minimum required net debt to applicable rig for compliance through during the period from October 1, 2017 through December 31, 2017						$ 360,000,000
Minimum required net debt to applicable rig for compliance through during the period from January 20, 2017 through June 30, 2017	$ 400,000,000
Debt payment frequency						Quarterly
Maximum borrowing capacity			$ 500,000,000
2013 Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable rate percentage added to margin						1.00%
2013 Revolving Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Applicable margin rate						0.50%
2013 Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Undrawn commitments fee, percentage					1.30%
2013 Revolving Credit Facility | Minimum | LIBOR
Debt Instrument [Line Items]
Applicable margin rate					3.25%
2013 Revolving Credit Facility | Minimum | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate					2.25%
2013 Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Undrawn commitments fee, percentage					1.50%
2013 Revolving Credit Facility | Maximum | LIBOR
Debt Instrument [Line Items]
Applicable margin rate					3.75%
2013 Revolving Credit Facility | Maximum | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate					2.75%
Letters of Credit under the 2013 Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 300,000,000
Letters of Credit under the 2013 Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Applicable margin difference						1.00%